Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net profit	$ 3,781	$ 696	$ 1,815
Adjustments to reconcile net profit to net cash flows provided by operating activities:
Depreciation and amortization of goodwill	1,739	2,253	2,091
Capital loss on disposal of fixed assets, net	26
Revaluation of long term loans	1	25	58
Increase in deferred tax benefit	(3,012)
Changes in employee severance benefits, net	217	53	68
Decrease (increase) in trade receivables	(1,531)	2,339	(2,016)
Decrease (increase) in other receivables and prepaid expenses	46	(58)	(68)
Increase in inventories	(451)	(670)	(487)
Increase in income tax payable			8
Increase (decrease) in trade payables	655	(147)	621
Increase in other liabilities and accrued expenses	147	281	324
Net cash provided by operating activities	1,618	4,772	2,414
Cash flows from investing activities:
Purchase of fixed assets, net	(950)	(1,234)	(882)
Net cash used in investing activities	(950)	(1,234)	(882)
Cash flows from financing activities:
Decrease in short- term credit	(2,577)	(192)	(802)
Repayment of long-term loans	(564)	(1,149)	(1,135)
Proceeds from long-term loans			474
Proceeds from issuance of shares	3,543
Repayment of credit from fixed asset payables	(515)	(1,049)	(539)
Net cash used in financing activities	(113)	(2,390)	(2,002)
Effect of translation adjustments	24	(105)	(151)
Net increase (decrease) in cash	579	1,043	(621)
Cash at beginning of the year	1,935	892	1,513
Cash at end of the year	2,514	1,935	892
Supplemental cash flow information:
Income tax paid	110	43	55
Interest paid	356	386	480
Non-cash activities:
Purchase of fixed assets not yet paid	$ 514	$ 1,212	$ 1,377